CONSOLIDATED STATEMENTS CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Total		Previously Reported	Conversion of Class C to Class A	Conversion of Class C to Class A Previously Reported	Conversion of Class B to Class A	Conversion of series D preferred stock to Class A	Conversion of series D preferred stock to Class A Previously Reported	Conversion of series C preferred stock to Class A	Conversion of series C preferred stock to Class A Previously Reported	Additional Paid-in Capital		Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Conversion of series D preferred stock to Class A	Additional Paid-in Capital Conversion of series D preferred stock to Class A Previously Reported	Additional Paid-in Capital Conversion of series C preferred stock to Class A	Additional Paid-in Capital Conversion of series C preferred stock to Class A Previously Reported	Accumulated Deficit		Accumulated Deficit Previously Reported	Series B Preferred Stock	Series B Preferred Stock Preferred Stock		Series B Preferred Stock Preferred Stock Previously Reported	Series C Preferred Stock	Series C Preferred Stock Preferred Stock	Series C Preferred Stock Preferred Stock Previously Reported	Series D Preferred Stock Preferred Stock	Series D Preferred Stock Preferred Stock Previously Reported	Class A Common Stock	Class A Common Stock Previously Reported	Class A Common Stock Common Stock		Class A Common Stock Common Stock Previously Reported	Class A Common Stock Common Stock Conversion of Class C to Class A	Class A Common Stock Common Stock Conversion of Class C to Class A Previously Reported	Class A Common Stock Common Stock Conversion of Class B to Class A	Class A Common Stock Common Stock Conversion of series D preferred stock to Class A	Class A Common Stock Common Stock Conversion of series D preferred stock to Class A Previously Reported	Class A Common Stock Common Stock Conversion of series C preferred stock to Class A	Class A Common Stock Common Stock Conversion of series C preferred stock to Class A Previously Reported	Class B Common Stock	Class B Common Stock Previously Reported	Class B Common Stock Common Stock		Class B Common Stock Common Stock Previously Reported	Class B Common Stock Common Stock Conversion of Class B to Class A	Class C Common Stock	Class C Common Stock Previously Reported	Class C Common Stock Common Stock		Class C Common Stock Common Stock Previously Reported	Class C Common Stock Common Stock Conversion of Class C to Class A	Class C Common Stock Common Stock Conversion of Class C to Class A Previously Reported
Beginning balance (in shares) at Dec. 31, 2020																							5				0		0
Beginning balance (in shares) at Dec. 31, 2020																																	126,363,158												9,023,088						14,162,267
Beginning balance at Dec. 31, 2020		$ (14,234,280)										$ 25,144,136							$ (39,393,376)				$ 5				$ 0		$ 0				$ 12,636												$ 902						$ 1,417
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of common stock for cash (in shares)																																	18,428,827
Issuance of shares of common stock for cash		76,492,993										76,491,149																					$ 1,844
Conversion of convertible securities (in shares)																															7,384,018					1,617,067		475,000	1,066,868		1,342,390							(475,000)						(1,617,067)
Issuance of shares of stock in conversion					$ 0		$ 0	$ 5,194,434		$ 6,361,287		1,886,156			$ 5,194,329		$ 6,361,153																$ 740			$ 162		$ 48	$ 105		$ 134							$ (48)						$ (162)
Repurchase of class C common stock (in shares)																																																			(45,000)
Repurchase of class C common stock		(185,850)										(185,845)																																							$ (5)
Issuance of shares of common stock for compensation (in shares)																																	199,018
Issuance of shares of common stock for compensation		261,525										261,504																					$ 21
Issuance of shares for acquisition (in shares)																																	4,922,471
Issuance of shares for acquisition		15,067,211										15,066,719																					$ 492
Share-based compensation expense		36,538										36,538
Beneficial conversion feature on convertible notes		92,428										92,428
Net loss		(19,483,138)																	(19,483,138)
Ending balance (in shares) at Dec. 31, 2021																						5	5	[1]	5	10,149		0		0
Ending balance (in shares) at Dec. 31, 2021																																161,798,817	20,224,938	[1]	161,798,817									8,548,088	1,068,512	[1]	8,548,088			12,500,200	1,562,635	[1]	12,500,200
Ending balance at Dec. 31, 2021		71,491,476	[1]	$ 71,490,044								130,348,267	[1]	$ 130,348,267					(58,859,082)	[1]	$ (58,876,514)		$ 5	[1]	$ 5			$ 0		$ 0			$ 2,022	[1]	$ 16,182										$ 107	[1]	$ 854				$ 156	[1]	$ 1,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)	[1]																																						7,989		1,031
Issuance of shares of stock in conversion	[1]							$ 365,464		$ 34,622					$ 365,463		$ 34,622																						$ 1
Issuance of shares of common stock for compensation (in shares)	[1]																																4,924
Issuance of shares of common stock for compensation	[1]	99,248										99,248
Net loss	[1]	(3,999,560)																	(3,999,560)
Ending balance (in shares) at Mar. 31, 2022	[1]																						5
Ending balance (in shares) at Mar. 31, 2022	[1]																																20,238,882												1,068,512						1,562,635
Ending balance at Mar. 31, 2022	[1]	68,084,447										130,940,797							(62,858,642)				$ 5										$ 2,023												$ 107						$ 156
Beginning balance (in shares) at Dec. 31, 2021																						5	5	[1]	5	10,149		0		0
Beginning balance (in shares) at Dec. 31, 2021																																161,798,817	20,224,938	[1]	161,798,817									8,548,088	1,068,512	[1]	8,548,088			12,500,200	1,562,635	[1]	12,500,200
Beginning balance at Dec. 31, 2021		71,491,476	[1]	71,490,044								130,348,267	[1]	130,348,267					(58,859,082)	[1]	(58,876,514)		$ 5	[1]	$ 5			$ 0		$ 0			$ 2,022	[1]	$ 16,182										$ 107	[1]	$ 854				$ 156	[1]	$ 1,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(2,459,754)
Ending balance (in shares) at Jun. 30, 2022	[1]																						5
Ending balance (in shares) at Jun. 30, 2022	[1]																																20,269,879												1,068,512						1,562,635
Ending balance at Jun. 30, 2022	[1]	69,983,882										131,300,423							(61,318,836)				$ 5										$ 2,026												$ 107						$ 156
Beginning balance (in shares) at Dec. 31, 2021																						5	5	[1]	5	10,149		0		0
Beginning balance (in shares) at Dec. 31, 2021																																161,798,817	20,224,938	[1]	161,798,817									8,548,088	1,068,512	[1]	8,548,088			12,500,200	1,562,635	[1]	12,500,200
Beginning balance at Dec. 31, 2021		71,491,476	[1]	71,490,044								130,348,267	[1]	130,348,267					(58,859,082)	[1]	(58,876,514)		$ 5	[1]	$ 5			$ 0		$ 0			$ 2,022	[1]	$ 16,182										$ 107	[1]	$ 854				$ 156	[1]	$ 1,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of common stock for cash (in shares)																																			14,492,754
Issuance of shares of common stock for cash				9,175,000										9,173,552																					$ 1,448
Conversion of convertible securities (in shares)																																	7,384,018				224,468			63,907		8,245													(224,468)
Issuance of shares of stock in conversion		1,886,896				$ 0			$ 365,470		$ 34,622					$ 365,463		$ 34,622																			$ 22			$ 7															$ (22)
Issuance of shares of common stock for compensation (in shares)																																			211,236
Issuance of shares of common stock for compensation				231,577										231,555																					$ 22
Exchange of shares of common stock for compensation (in shares)																																			37,500																		(37,500)
Exchange of shares of common stock for compensation				0																															$ 4																		$ (4)
Issuance of shares for services (in shares)																																			1,589,005
Issuance of shares for services				1,097,462										1,097,303																					$ 159
Share-based compensation expense				473,159										473,159
Net loss		(12,875,313)		(12,875,313)																	(12,875,313)
Ending balance (in shares) at Dec. 31, 2022																						5	5	[1]	5	0		0		0
Ending balance (in shares) at Dec. 31, 2022																															22,303,333		22,303,333	[1]	178,425,932								1,068,512	8,548,088	1,068,512	[1]	8,548,088		1,529,888		1,529,888	[1]	12,238,232
Ending balance at Dec. 31, 2022		69,992,021	[2]	69,992,021								141,723,921	[1]	141,723,921					(71,734,395)	[1]	(71,751,827)		$ 5	[1]	$ 5			$ 0		$ 0			$ 2,230	[1]	$ 17,844										$ 107	[1]	$ 854				$ 153	[1]	$ 1,224
Beginning balance (in shares) at Mar. 31, 2022	[1]																						5
Beginning balance (in shares) at Mar. 31, 2022	[1]																																20,238,882												1,068,512						1,562,635
Beginning balance at Mar. 31, 2022	[1]	68,084,447										130,940,797							(62,858,642)				$ 5										$ 2,023												$ 107						$ 156
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of common stock for compensation (in shares)	[1]																																21,482
Issuance of shares of common stock for compensation	[1]	132,309										132,307																					$ 2
Issuance of shares for services (in shares)	[1]																																9,515
Issuance of shares for services	[1]	55,137										55,136																					$ 1
Net loss	[1]	1,539,806																	1,539,806
Ending balance (in shares) at Jun. 30, 2022	[1]																						5
Ending balance (in shares) at Jun. 30, 2022	[1]																																20,269,879												1,068,512						1,562,635
Ending balance at Jun. 30, 2022	[1]	69,983,882										131,300,423							(61,318,836)				$ 5										$ 2,026												$ 107						$ 156
Beginning balance (in shares) at Dec. 31, 2022																						5	5	[1]	5	0		0		0
Beginning balance (in shares) at Dec. 31, 2022																															22,303,333		22,303,333	[1]	178,425,932								1,068,512	8,548,088	1,068,512	[1]	8,548,088		1,529,888		1,529,888	[1]	12,238,232
Beginning balance at Dec. 31, 2022		69,992,021	[2]	69,992,021								141,723,921	[1]	141,723,921					(71,734,395)	[1]	(71,751,827)		$ 5	[1]	$ 5			$ 0		$ 0			$ 2,230	[1]	$ 17,844										$ 107	[1]	$ 854				$ 153	[1]	$ 1,224
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)	[1]																																1,428																		(1,428)
Net loss	[1]	(5,769,143)																	(5,769,143)
Ending balance (in shares) at Mar. 31, 2023	[1]																						4
Ending balance (in shares) at Mar. 31, 2023	[1]																																22,304,761												1,068,512						1,528,460
Ending balance at Mar. 31, 2023	[1]	64,405,467										141,906,511							(77,503,538)				$ 4										$ 2,230												$ 107						$ 153
Beginning balance (in shares) at Dec. 31, 2022																						5	5	[1]	5	0		0		0
Beginning balance (in shares) at Dec. 31, 2022																															22,303,333		22,303,333	[1]	178,425,932								1,068,512	8,548,088	1,068,512	[1]	8,548,088		1,529,888		1,529,888	[1]	12,238,232
Beginning balance at Dec. 31, 2022		69,992,021	[2]	$ 69,992,021								141,723,921	[1]	$ 141,723,921					(71,734,395)	[1]	$ (71,751,827)		$ 5	[1]	$ 5			$ 0		$ 0			$ 2,230	[1]	$ 17,844										$ 107	[1]	$ 854				$ 153	[1]	$ 1,224
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(10,321,009)
Ending balance (in shares) at Jun. 30, 2023																						3	3	[1]
Ending balance (in shares) at Jun. 30, 2023																															23,974,657		23,974,657	[1]									906,012		906,012	[1]			1,528,533		1,528,533	[1]
Ending balance at Jun. 30, 2023	[1]	61,019,702										143,072,462							(82,055,404)				$ 3										$ 2,397												$ 91						$ 153
Beginning balance (in shares) at Mar. 31, 2023	[1]																						4
Beginning balance (in shares) at Mar. 31, 2023	[1]																																22,304,761												1,068,512						1,528,460
Beginning balance at Mar. 31, 2023	[1]	64,405,467										141,906,511							(77,503,538)				$ 4										$ 2,230												$ 107						$ 153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)	[1]																																1,477,400					162,500										(162,500)
Issuance of shares of stock in conversion	[1]	1,000,809					$ 0					1,000,661																					$ 148					$ 16										$ (16)
Net loss	[1]	(4,551,866)																	(4,551,866)
Ending balance (in shares) at Jun. 30, 2023																						3	3	[1]
Ending balance (in shares) at Jun. 30, 2023																															23,974,657		23,974,657	[1]									906,012		906,012	[1]			1,528,533		1,528,533	[1]
Ending balance at Jun. 30, 2023	[1]	$ 61,019,702										$ 143,072,462							$ (82,055,404)				$ 3										$ 2,397												$ 91						$ 153

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.
[2]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.